Equity Method Investments	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Disclosure of investments accounted for using equity method [text block]
Note 13.	Equity Method Investments

Associates consisted of the following:

			January 1, 2017		December 31, 2017		December 31, 2018
Name of Associate	Principal Activities	Place of Incorporation and operation	Carrying amount	Holding %	Carrying amount	Holding %	Carrying amount	Holding %

Emza Visual Sense Ltd.	Development of visual sensors and efficient machine vision algorithm	Israel	$-	-	1,802	45.10	-	-
Ganzin Technology Corp.	Eye tracking chip and module	Taipei, Taiwan	-	-	95	28.93	1,473	49.32
Iris Optronics Co., Ltd.	E-paper manufacturing and sales	Tainan, Taiwan	44	2.06	30	2.06	44	1.55
Kneron Inc.	Artificial intelligence chip design	California, USA	-	-	6,598	27.65	-	-
ViewsilMicroelectronics (Kunshan) Limited	IC design and sales	Kunshan, China	2,318	49.00	2,214	49.00	2,547	49.00
			$2,362		10,739		4,064

In April 2018, the Company assessed its relationships with Kneron Inc. and determined that it is no longer able to exercise significant influence over Kneron Inc. Therefore, the Company reclassified its investment in Kneron Inc. as financial assets at fair value through profit or loss. The difference between the fair value of the investment and carrying amount accounted for under the equity method as at the date of the reclassification was recognized in profit or loss. In total, a gain of $2,094 thousand was recognized under changes in fair value of financial assets at fair value through profit or loss in the consolidated statement of profit or loss for the year ended December 31, 2018.

There is no individually significant associate for the Company. The following table summarized the amount recognized by the Company at its share of those associates:

	For the year ended December 31,
	2017	2018
	(in thousands)

The Company’s share of losses of associates	$(1,200)	(1,095)
The Company’s share of other comprehensive income (loss) of associates	$106	(68)
The Company’s share of total comprehensive income (loss) of associates	$(1,094)	(1,163)

As of January 1, 2017, December 31, 2017 and 2018, none of the Company’s equity method investments was pledged as collateral.